Acquisition - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($)		12 Months Ended
	Mar. 04, 2014	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Contingent consideration		$ 1,000,000
Goodwill		$ 204,000	$ 204,000
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Cash paid	$ 1,125,000
Contingent consideration	1,000,000
Total purchase price	2,125,000
Tangible assets acquired Property and equipment, net	4,000
Total tangible assets acquired	4,000
Total assets acquired in excess of liabilities assumed	1,921,000
Goodwill	204,000
Total purchase price	2,125,000
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Identified intangible assets acquired	1,000,000
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Identified intangible assets acquired	$ 917,000